DEBT - INTEREST EXPENSE (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INTEREST EXPENSE
Capitalized	CAD (321)	CAD (353)	CAD (416)
Interest Expense, Total	1,590	1,624	1,129
Enbridge Inc.
INTEREST EXPENSE
Interest expense on debt	571	970	598
Enbridge (U.S.) Inc.
INTEREST EXPENSE
Interest expense on debt	43	54	19
Enbridge Energy Partners, L.P.
INTEREST EXPENSE
Interest expense on debt	609	369	458
Enbridge Gas Distribution Inc.
INTEREST EXPENSE
Interest expense on debt	193	175	154
The Fund
INTEREST EXPENSE
Interest expense on debt	119	106	76
Enbridge Pipelines (Southern Lights) L.L.C.
INTEREST EXPENSE
Interest expense on debt	56	45	36
Enbridge Pipelines Inc.
INTEREST EXPENSE
Interest expense on debt	262	210	171
Enbridge Southern Lights LP
INTEREST EXPENSE
Interest expense on debt	14	14	14
Midcoast Energy Partners, L.P.
INTEREST EXPENSE
Interest expense on debt	44	34	19
Debentures and term notes
INTEREST EXPENSE
Interest expense on debt	1,714	1,805	1,425
Commercial paper and credit facility draws
INTEREST EXPENSE
Interest expense on debt	CAD 197	CAD 172	71
Southern Lights project financing
INTEREST EXPENSE
Interest expense on debt			CAD 49